UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Savvas Savvinidis
Title:     Chief Operating Officer
Phone:     203.653.5300

Signature, Place, and Date of Signing:

/s/ Savvas Savvinidis     Stamford, Connecticut     November 15, 2010
---------------------     ---------------------     -----------------
     [Signature]              [City/State]               [Date]





Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $180,877 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRICK GOLD CORP              COM              067901108    13867   299572 SH       SOLE                   299572
COMPANHIA ENERGETICA DE MINA   SP ADR N-V PFD   204409601     9750   594900 SH       SOLE                   594900
COPA HOLDINGS SA               CL A             P31076105    11390   211271 SH       SOLE                   211271
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    44519  1835636 SH       SOLE                  1835636
ISHARES INC                    MSCI MEX INVEST  464286822      281     1806 SH  PUT  SOLE                     1806
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100     4713   159400 SH       SOLE                   159400
NEWMONT MINING CORP            COM              651639106    13632   217033 SH       SOLE                   217033
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    38776  1069099 SH       SOLE                  1069099
SPDR GOLD TRUST                GOLD SHS         78463V107    30712   240107 SH       SOLE                   240107
SPDR S&P 500 ETF TR            TR UNIT          78462F103      205     1840 SH  PUT  SOLE                     1840
SPDR S&P 500 ETF TR            TR UNIT          78462F103      602     1655 SH  PUT  SOLE                     1655
TAM SA                         SP ADR REP PFD   87484D103     5726   248199 SH       SOLE                   248199
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106     4431   134300 SH       SOLE                   134300
VIMPELCOM LTD                  SPONSORED ADR    92719A106     2273   153049 SH       SOLE                   153049